Related party transactions - Key management personnel compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions
Consulting fees	$ 93,901	$ 440,980	$ 258,574
Salaries	1,685,957	608,692	354,505
Director fees	307,432	305,717	127,574
Stock-based compensation	4,689,996	4,303,871	1,155,765
Key management personnel compensation	$ 6,777,286	$ 5,659,260	$ 1,896,418